UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21947

                           OLD FIELD MASTER FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                          733 Third Avenue, 11th Floor
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


OLD FIELD MASTER FUND, LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2008

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
12/31/08 (UNAUDITED)

                                                        FIRST                                  PERCENTAGE
                                                     ACQUISITION                               OF MEMBERS'
INVESTMENT STRATEGY/NAME                                DATE          COST       FAIR VALUE      EQUITY*       LIQUIDITY**
------------------------                             -----------   -----------   -----------   -----------   --------------
CREDIT:
   Anchorage Crossover Credit Offshore Fund, Ltd.     2/1/2007     $ 1,950,000   $ 1,363,244      4.34%        Quarterly+
   Latigo Offshore Fund, Ltd.                         2/1/2007       1,404,589     1,128,302      3.59%        Quarterly++
                                                                   -----------   -----------     ------
      TOTAL CREDIT                                                   3,354,589     2,491,546      7.93%
                                                                   -----------   -----------     ------

EVENT DRIVEN:
   Altima Global Special Situations Fund, Ltd.        5/1/2008         800,000       669,441      2.13%        Quarterly
   Montrica Global Opportunities Fund                 2/1/2007       1,100,000       830,479      2.64%        Quarterly
   Perry Partners International, Inc.                 5/1/2007       2,000,000     1,593,396      5.07%         Annually
   Taconic Opportunity Offshore Fund, Ltd.            5/1/2008       1,000,000       858,807      2.73%        Quarterly
   Wexford Offshore Credit Opportunities Fund, Ltd.   2/1/2007       1,087,500     1,018,153      3.24%        Quarterly
                                                                   -----------   -----------     ------
      TOTAL EVENT DRIVEN                                             5,987,500     4,970,276     15.81%
                                                                   -----------   -----------     ------

FIXED INCOME RELATIVE VALUE:
   Cura Fixed Income Arbitrage Fund, Ltd.             2/1/2007       1,400,000     1,718,393      5.47%        Quarterly
   The Drake Absolute Return Fund, Ltd.               2/1/2007         807,303       434,297      1.38%        Quarterly+
                                                                   -----------   -----------     ------
      TOTAL FIXED INCOME RELATIVE VALUE                              2,207,303     2,152,690      6.85%
                                                                   -----------   -----------     ------

FUNDAMENTAL MARKET NEUTRAL:
   O'Connor Global Fundamental Market Neutral
      Long / Short Limited                            4/1/2007       1,900,000     2,318,121      7.37%         Monthly
                                                                   -----------   -----------     ------

LONG/SHORT EQUITY:
   Alson Signature Fund Offshore, Ltd.                2/1/2007         850,000       702,246      2.23%        Quarterly
   Coeus Capital Offshore, Ltd.                       5/1/2008         600,000       470,515      1.50%        Quarterly
   Criterion Capital Partners, Ltd.                   2/1/2007         547,784       528,337      1.68%         Monthly
   Dirigo Ltd.                                        2/1/2007         700,000       695,996      2.21%        Quarterly
   Elm Ridge Value Partners Offshore Fund, Inc.       5/1/2007         900,000       848,475      2.70%        Quarterly
   Highline Capital International, Ltd.               5/1/2008         800,000       706,695      2.25%        Quarterly
   Ivory Offshore Flagship Fund, Ltd.                 2/1/2007         700,000       677,847      2.16%        Quarterly
   PFM Diversified Offshore Fund, Ltd.                5/1/2008         800,000       749,816      2.39%        Quarterly
                                                                   -----------   -----------     ------
      TOTAL LONG/SHORT EQUITY                                        5,897,784     5,379,925     17.12%
                                                                   -----------   -----------     ------

MACRO:
   AQR Absolute Return Offshore Fund, Ltd.            2/1/2007       1,050,000       490,314      1.56%        Quarterly
   Brevan Howard Fund Limited                        10/1/2007       2,000,000     2,462,943      7.83%         Monthly
   Fortress Commodities Fund L.P.                     2/1/2008       1,100,000     1,135,775      3.61%        Quarterly
   QFS Global Macro Hedge Fund, Ltd.                  5/1/2008         700,000       773,884      2.46%         Monthly
                                                                   -----------   -----------     ------
      TOTAL MACRO                                                    4,850,000    4,862,916      15.48%
                                                                   -----------   -----------     ------

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
12/31/08 (UNAUDITED)

                                                        FIRST                                  PERCENTAGE
                                                     ACQUISITION                               OF MEMBERS'
INVESTMENT STRATEGY/NAME                                DATE          COST       FAIR VALUE      EQUITY*       LIQUIDITY**
------------------------                             -----------   -----------   -----------   -----------   --------------
MULTI-STRATEGY RELATIVE VALUE:
   Bennelong Asia Pacific Multi-Strategy Equity
      Fund, Ltd.                                       8/1/2008    $ 1,100,000   $ 1,053,871       3.35%        Monthly
   Citadel Kensington Global Strategies Fund, Ltd.     2/1/2007      1,750,000     1,029,141       3.27%       Bi-annually++
   Linden International, Ltd.                          2/1/2007      1,400,000     1,115,835       3.55%       Quarterly
   Sandelman Partners Multi-Strategy Fund, Ltd.        2/1/2007      1,584,464     1,027,479       3.27%       Quarterly+
                                                                   -----------   -----------      -----
      TOTAL MULTI-STRATEGY RELATIVE VALUE                            5,834,464     4,226,326      13.44%
                                                                   -----------   -----------      -----

STRUCTURED CREDIT:
   Cerberus International, Ltd.                        9/1/2007      2,000,000     1,582,879       5.04%       Quarterly
   CPIM Structured Credit Fund 1000 Inc.               2/1/2007      1,400,000       346,720       1.10%       Quarterly+
   Dune Capital International, Ltd.                    2/1/2007        936,883       588,131       1.87%     Semi-annually+
   Petra Offshore Fund L.P.                            2/1/2007      1,400,000       228,302       0.73%       Quarterly
   Sorin Offshore Fund, Ltd.                           2/1/2008        900,000       574,455       1.83%       Quarterly
                                                                   -----------   -----------      -----
      TOTAL STRUCTURED CREDIT                                        6,636,883     3,320,487      10.55%
                                                                   -----------   -----------      -----
      TOTAL INVESTMENTS IN INVESTMENT FUNDS                        $36,668,523   $29,722,287      94.55%
                                                                   ===========   ===========      =====

*    Percentages are based on members' equity at end of period of $31,435,147.

**   Available frequency of redemptions after initial lock-up period.

+ Portfolio fund is in the process of an orderly wind-down with the return of capital to investors.

++   Portfolio fund has currently suspended redemptions.

At December 31, 2008, the aggregate cost of investments for tax purposes was $36,668,523. Net unrealized depreciation on investments for tax purposes was ($6,946,236), consisting of $1,309,117 of gross unrealized appreciation and ($8,255,353) of gross unrealized depreciation.

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
12/31/08 (UNAUDITED)

Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 157 is effective for the Fund's financial statements issued after December 1, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

   o Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

   o Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

   o Level 3 - Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at December 31, 2008:

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

                                  LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                                  -------   -------   -----------   -----------
Investments in Investment Funds     $--       $--     $29,722,287   $29,722,287

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                         INVESTMENTS IN
                                           SECURITIES
                                         --------------
BALANCE AS OF 3/31/08                     $33,507,259
Accrued discounts/premiums                         --
Realized gain/(loss)                       (1,739,495)
Change in unrealized
appreciation/(depreciation)                (5,878,495)
Net purchase/(sales)                        3,833,018
Net transfers in/and or out of Level 3             --
                                          -----------
BALANCE AS OF 12/31/08                    $29,722,287
                                          ===========

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Old Field Master Fund, LLC


By (Signature and Title)*     /s/ John T. Moore
                              ------------------------------------------
                              John T. Moore, Principal Executive Officer

Date: February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ John T. Moore
                              ------------------------------------------
                              John T. Moore, Principal Executive Officer

Date: February 27, 2009



By (Signature and Title)*     /s/ Thomas J. Modzelewski
                              --------------------------------------------------
                              Thomas J. Modzelewski, Principal Financial Officer

Date: February 27, 2009

* Print the name and title of each signing officer under his or her signature.